Description of Business	12 Months Ended
Mar. 31, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business
1. Description of Business
Wise plc (the Company) was incorporated in England in 2021. The principal activity of the Company and its subsidiaries (the Group) is the provision of cross-border and domestic financial services. The Group’s mission is to build the best way to move and manage the world’s money.
On May 8, 2026, the Jersey public limited company, Wise Group plc, became the ultimate holding company of the Group pursuant to a Scheme of Arrangement under Part 26 of the U.K. Companies Act 2006 (the “Scheme”) (the “Reorganization Transaction”). In connection with the Reorganization Transaction, Wise plc was renamed to Wise Limited and became a wholly owned subsidiary of Wise Group plc.
As the Scheme was completed subsequent to the financial reporting date, these financial statements are presented on the basis of Wise plc as the then-ultimate holding company of the Group. References to the “Group” throughout the consolidated financial statements refer to Wise plc and its subsidiaries for the period covered by these financial statements.
Unless otherwise expressly stated or the context otherwise requires, the terms “Wise” and the “Group” within these notes to the consolidated financial statements refer to Wise plc and its wholly owned subsidiaries.